Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following potential dilutive securities, presented on an as converted basis, were excluded from the calculation of net loss per share due to their anti-dilutive effect:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Convertible preferred stock (as converted)	—	7,269,183	—	7,269,183
Stock options outstanding	1,772,179	1,253,415	1,772,179	1,253,415
Unvested restricted shares of common stock	63	826	63	826
Warrants for the purchase of common stock	214,997	4,677	214,997	4,677

Total	1,987,239	8,528,101	1,987,239	8,528,101

The following potential dilutive securities, presented on an as converted basis, were excluded from the calculation of net loss per share due to their anti-dilutive effect:

	Years Ended December 31,
	2022	2021
Convertible preferred stock (as converted)	7,269,183	2,252,357
Stock options outstanding	1,273,454	248,603
Unvested restricted shares of common stock	635	1,398
Warrants for the purchase of common stock	4,677	4,677

Total	8,547,949	2,507,035